UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	One North LaSalle, Suite 2001
		Chicago, Illinois 60602

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	CEO
Phone:	(312) 726-2500

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Chicago, IL		January 28, 2009
-----------------------	------------------	-----------------
	[Signature]	[City, State]			[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		69
						----

Form 13F Information Table Value Total:		$34,070
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


Column 1		Column 2	Column 3	Column 4	Column 5		Column 6	Column 7	Column 8
-----------------------	--------	---------	--------	-------------------	----------	--------	------------------
							Value		Shares/	SH/	Put/	Investment	Other		Voting Authority
Name of Issuer		Class		CUSIP		(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole 	Shared	 None
--------------		-----		-----		--------	-------	---	----	----------	--------	----  ------	 ----
AARON RENTS INC		COM		002535201	632		23750	SH		Sole				900		22850
ACE LTD			SHS		h0023r105	619		11700	SH		Sole				11700
ADVANCED AUTO PARTS	COM		00751y106	589		17500	SH		Sole				17500
AFFILIATED MNGRS GROUP	COM		008252108	1071		25550	SH		Sole				11800		13750
AVNET INC		COM		053807103	302		16600	SH		Sole				16600
BAKER HUGHES INTL	COM		057224107	252		7850	SH		Sole				7850
BELDEN INC		COM		077454106	442		21150	SH		Sole				850		20300
BIOMARIN PHARMA INC	COM		09061g101	577		32400	SH		Sole				4750		27650
BRISTOL MYERS SQUIBB CO	COM		110122108	965		41500	SH		Sole				41500
BROCADE COMMUNCTN SYS	COM		111621306	460		162650	SH		Sole				38100		124550
CAREER EDUCATION CORP	COM		141665109	685		38200	SH		Sole				1500		36700
CHEVRON CORP		COM		166764100	599		8095	SH		Sole				8095
COMCAST CORP		CL A		20030n101	753		44623	SH		Sole				44623
DEL MONTE FOODS CO	COM		24522p103	747		104650	SH		Sole				3900		100750
DELL INC		COM		24702r101	463		45240	SH		Sole				45240
DRESSER-RAND GROUP INC	COM		261608103	594		34450	SH		Sole				17450		17000
EATON VANCE CORP	COM NON VTG	278265103	1172		55800	SH		Sole				30750		25050
EBAY INC		COM		278642103	453		32450	SH		Sole				32450
ELECTRONICS FOR IMAGING	COM		286082102	390		40800	SH		Sole				1400		39400
ESTERLINE TECHNOLOGIES	COM		297425100	411		10850	SH		Sole				400		10450
FAIR ISAAC & CO		COM		303250104	864		51250	SH		Sole				17400		33850
FARO TECHNOLOGIES INC	COM		311642102	427		25300	SH		Sole				950		24350
HALLIBURTON CO COM	COM		406216101	338		18575	SH		Sole				18575
IDEXX LABORATORIES INC	COM		45168d104	489		13550	SH		Sole				500		13050
INFORMATICA CORP	COM		45666q102	422		30750	SH		Sole				1150		29600
INGERSOLL-RAND CO LTD	CL A		g4776g101	433		24950	SH		Sole				24950
IPC HLDGS LTD		ORD		g4933p101	619		20700	SH		Sole				800		19900
ISHARES MSCI JAPAN	MSCI JAPAN	464286848	340		35500	SH		Sole				35500
JONES LANG LASALLE INC	COM		48020q107	884		31900	SH		Sole				15050		16850
KAMAN CORP		COM		483548103	215		11850	SH		Sole				450		11400
KENNAMETAL INC		COM		489170100	292		13150	SH		Sole				500		12650
KINETIC CONCEPTS INC	COM		49460w208	395		20600	SH		Sole				750		19850
LADISH CO INC		COM		505754200	281		20300	SH		Sole				750		19550
LIBERTY ENT GROUP	COM SER A	53071m500	761		43550	SH		Sole				43550
MARSH & MCLENNAN COS	COM		571748102	474		19550	SH		Sole				19550
MASTERCARD INC		CL A		57636q104	529		3700	SH		Sole				3700
MEDAREX INC		COM		583916101	294		52700	SH		Sole				1950		50750
MEDTRONIC INC COM	COM		585055106	531		16900	SH		Sole				16900
MICROSOFT CORP		COM		594918104	538		27675	SH		Sole				27675
MOLSON COORS BREWING CO	CL B		60871r209	641		13100	SH		Sole				13100
MOODYS CORP		COM		615369105	241		12000	SH		Sole				12000
NATIONAL OILWELL VARCO	COM		637071101	534		21850	SH		Sole				21850
NEWS CORP		CL A		65248e104	344		37800	SH		Sole				37800
NOVELL INC		COM		670006105	381		98000	SH		Sole				3550		94450
OCEANEERING INTL INC	COM		675232102	482		16550	SH		Sole				600		15950
PARTNERRE LTD		COM		g6852t105	535		7500	SH		Sole				7500
PATTERSON UTI ENERGY	COM		703481101	395		34300	SH		Sole				1350		32950
PDL BIOPHARMA INC	COM		69329y104	288		46650	SH		Sole				1750		44900
PEDIATRIX MED GROUP	COM		705324101	387		12200	SH		Sole				450		11750
REDWOOD TRUST INC	COM		758075402	401		26900	SH		Sole				1000		25900
RENAISSANCERE HOLD LTD	COM		G7496g103	340		6600	SH		Sole				250		6350
SANMINA-SCI CORP	COM		800907107	164		349400	SH		Sole				11400		338000
SANOFI-AVENTIS		SPONSORED ADR	80105n105	711		22100	SH		Sole				22100
SARA LEE CORP		COM		803111103	661		67550	SH		Sole				67550
SERVICE CORP INTL	COM		817565104	436		87650	SH		Sole				3350		84300
SPEEDWAY MOTORSPORTS	COM		847788106	269		16700	SH		Sole				650		16050
SYCAMORE NETWORKS INC	COM		871206108	385		143150	SH		Sole				5250		137900
SYMANTEC CORP		COM		871503108	239		17650	SH		Sole				17650
TECH DATA CORP		COM		878237106	193		10800	SH		Sole				400		10400
TELETECH HOLDINGS INC	COM		879939106	214		25600	SH		Sole				900		24700
TELLABS INC		COM		879664100	582		141250	SH		Sole				5350		135900
TEXAS INSTRUMENTS INC	COM		882508104	239		15400	SH		Sole				15400
UNITEDHEALTH GROUP INC	COM		91324p102	732		27510	SH		Sole				27510
UTI WORLDWIDE INC	ORD		g87210103	412		28700	SH		Sole				1150		27550
WADDELL & REED FINL INC	CL A		930059100	845		54650	SH		Sole				6850		47800
WALGREEN CO		COM		931422109	745		30200	SH		Sole				30200
WASHINGTON POST CO	CL B		939640108	515		1320	SH		Sole				50		1270
WELLPOINT INC		COM		94973v107	272		6450	SH		Sole				6450
XL CAPITAL LTD		CL A		g98255105	185		49950	SH		Sole				1850		48100